UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04888

Dreyfus Ultra Short Income Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Ultra Short Income Fund
February 28, 2017 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 46.6%	Amount ($)		Value ($)
Bank of Montreal (Yankee)
1.49%, 3/20/17	5,000,000	[a,b]	5,011,885
BNP Paribas (Yankee)
1.23%, 3/17/17	4,000,000	[a]	4,003,236
Canadian Imperial Bank (Yankee)
1.31%, 6/12/17	1,600,000	[b]	1,601,735
Citibank NA (Yankee)
1.14%, 3/20/17	4,000,000		4,002,308
Credit Agricole CIB (Yankee)
1.23%, 4/6/17	4,000,000		4,002,167
Credit Suisse New York (Yankee)
1.45%, 3/3/17	4,000,000	[a]	4,002,708
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
1.23%, 4/5/17	4,000,000	[b]	4,001,795
Mizuho Bank Ltd/NY (Yankee)
1.12%, 3/24/17	4,000,000	[b]	4,001,144
Natixis New York (Yankee)
1.13%, 5/2/17	4,000,000		4,002,280
Norinchukin Bank/NY (Yankee)
1.37%, 8/14/17	4,000,000		4,001,501
Societe Generale (Yankee)
1.22%, 4/5/17	4,000,000	[b]	4,001,925
Sumitomo Mitsui Banking Corp. (Yankee)
1.10%, 4/13/17	4,000,000		4,001,792
Wells Fargo Bank, NA
1.18%, 5/5/17	5,000,000		5,003,861
Total Negotiable Bank Certificates of Deposit
(cost $51,600,385)			51,638,337
Commercial Paper - 38.8%
ABN Amro Funding USA LLC
1.25%, 6/2/17	4,000,000	[b]	3,988,177
CDP Financial Inc
1.22%, 6/8/17	4,000,000		3,989,689
Collateralized Commercial Paper II Co LLC
1.52%, 4/13/17	4,000,000	[a,b]	4,007,472
Commonwealth Bank of Australia
1.22%, 3/15/17	5,000,000	[a,b]	5,001,125
Danske Corporation
1.28%, 6/8/17	4,000,000	[b]	3,986,356
Nederlandse Waterschaps
0.90%, 4/25/17	4,000,000	[b]	3,995,740

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper - 38.8% (continued)	Amount ($)		Value ($)
Ontario Teachers Finance Trust
1.25%, 7/20/17	5,000,000	[b]	4,974,578
Oversea-Chinese Banking Corp./NY
1.01%, 5/18/17	4,000,000		3,992,284
Sumitomo Mitsui Trust Bank
1.10%, 4/28/17	4,000,000	[b]	4,002,076
United Overseas Bank Ltd.
1.09%, 3/20/17	5,000,000	[b]	4,998,122
Total Commercial Paper
(cost $42,918,065)			42,935,619
Time Deposits - 13.6%
Royal Bank of Canada (Toronto)
0.57%, 3/1/17	5,000,000		5,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.57%, 3/1/17	5,000,000		5,000,000
Swedbank (Toronto)
0.56%, 3/1/17	5,000,000		5,000,000
Total Time Deposits
(cost $15,000,000)			15,000,000
Registered Investment Company - .7%	Shares		Value ($)
Dreyfus Institutional Preferred Government Plus Money
Market Fund

(cost $805,533)	805,533	[c]	805,533
Total Investments (cost $110,323,983)	99.7%		110,379,489
Cash and Receivables (Net)	.3%		344,035
Net Assets	100.0%		110,723,524

a	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, these securities amounted to $53,572,130 or 48.38% of net assets.

c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Banking	99.0
Money Market Investment	.7
99.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Ultra Short Income Fund
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Commercial Paper†	-	42,935,619	-	43,935,619
Negotiable Bank Certificates of
Deposit†	-	51,638,337	-	51,638,337
Time Deposits†	-	15,000,000	-	15,000,000
Registered Investment Company	805,533	-	-	805,533

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2017, accumulated net unrealized appreciation on investments was $55,506, consisting of $56,449 gross unrealized appreciation and $943 gross unrealized depreciation.

NOTES

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Ultra Short Income Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)